Investment in Sal De La Puna Joint Venture- Summary of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Current assets	$ 84,712	$ 117,409
Non-current assets (including PPA adjustments)	1,015,068	1,013,814
Current liabilities	(280,955)	(240,272)
LAR's share of Sal de la Puna's net assets	183,370	183,207
EXPENSES
Exploration and evaluation expenditures	6,689	10,078	$ 21,214
General and administrative	15,712	14,654	21,401
Total expenses	77,478	60,369	36,346
Net loss	76,880	15,240	(1,288,369)
Sal de la Puna Holdings S.a.r.l.
Disclosure of detailed information about business combination [line items]
Current assets	1,562	1,589
Non-current assets (including PPA adjustments)	280,551	280,470
Current liabilities	(6)	(202)
Net assets	282,107	281,857
LAR's share of Sal de la Puna's net assets	183,370	183,207
EXPENSES
Exploration and evaluation expenditures	72	479	1,772
General and administrative	518	522	231
Total expenses	590	1,001	2,003
Foreign exchange and other (income)/loss	(198)	(730)	762
Net loss	$ 392	$ 271	$ 2,765